RESTRICTED NET ASSETS - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2022 CNY (¥)
RESTRICTED NET ASSETS
Minimum percentage of profit allocated to general reserve fund	10.00%
Maximum threshold percentage of general reserve fund to registered capital	50.00%
Percentage of annual appropriations after-tax income prior to payment of dividends	10.00%
Percentage of threshold exceeded on company subsidiaries net asset	25.00%
Total restricted net assets	¥ 91,626
Percentage of restricted net assets of consolidated subsidiaries not exceed consolidated net assets	25.00%